Employee Benefit Plans - Schedule of projected benefit payments from the plans (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plans
Projected benefit payments from the plans
2016	$ 10.6
2017	11.0
2018	11.4
2019	11.9
2020	12.4
2021-2025	69.6
Postretirement Health and Other Plans
Projected benefit payments from the plans
2016	0.2
2017	0.2
2018	0.2
2019	0.2
2020	0.2
2021-2025	$ 1.1